Note 19 - Trade receivables, net - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Note 19 - Trade receivables, net
Current accounts	$ 1,923,620	$ 2,471,565
Receivables from related parties	32,012	58,370
Current trade receivables, gross	1,955,632	2,529,935
Allowance for doubtful accounts, see note 25 (i)	(48,125)	(49,046)
Current trade receivables	$ 1,907,507	$ 2,480,889